Information Concerning the Group's Consolidated Operations - Disclosure of Income Tax (Expense or Income) (Detail) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022		Jun. 30, 2023	Jun. 30, 2022
Major components of tax expense (income) [abstract]
Effective tax expense	$ (258)	$ 0	[1]	$ 258	$ 0	[2]

[1]	These amounts reflect adjustments made in connection with the presentation of the discontinued operation (Note 5)
[2]	These amounts reflect adjustments made in connection with the presentation of the discontinued operation (Note 5)